ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                    AZL[R] MID CAP INDEX FUND



PROSPECTUS DATED APRIL 27, 2009
REVISED OCTOBER 26, 2009

ALLIANZ INVESTMENT MANAGEMENT LLC (THE "MANAGER")
Shares of AZL Mid Cap Index Fund (the "Fund") are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Fund in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Fund.

QUESTIONS?
CALL TOLL FREE AT 1-877-833-7113 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on the Fund not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

"AZL" is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.



        Not FDIC Insured * May Lose Value * No Bank Guarantee


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009

TABLE OF CONTENTS                                         ALLIANZ VIP FUNDS




TABLE OF CONTENTS

Overview............................3
  AZL[R] Mid Cap Index Fund4

Principal Investment Risks..........6

More About the Fund.................8

Fund Management.....................9
  The Manager.......................9
  The Subadviser of the Fund........9
  The Portfolio Managers of the Fund9
  More Information About Fund Management9
  Duties of the Manager and Subadviser10
  Payments to Affiliated Insurance Companies10
  Transfer Supported Features of Certain Annuity Contracts11
  Legal Proceedings................11
  The Administrator................11
  The Distributor..................11
  The Custodian....................11

Shareholder Information............12
  Pricing of the Fund Shares.......12
  Purchase and Redemption of Shares12
  Market Timing....................13
  Distribution (12b-1) Fees........13
  Dividends, Distributions, and Taxes14

Financial Highlights...............14


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       2

OVERVIEW                                                  ALLIANZ VIP FUNDS




OVERVIEW
The Allianz Variable Insurance Products Trust (the "VIP Trust") consists of 24 separate investment portfolios (together, the "Funds," "VIP Funds" or "Allianz VIP Funds," and each individually, a "Fund," "VIP Fund," or "Allianz VIP Fund"). Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board" the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Investment Management LLC (the "Manager"), which in turn has retained certain asset management firms (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. Set forth below are the Funds and the corresponding Subadviser. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of owners of variable annuity contracts and variable life insurance policies who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.

Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the Subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. The Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of the Fund's outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

The following is a summary of certain key information that describes the Fund's objectives, principal investment strategies, principal investment risks and certain performance information.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       3

RISK/RETURN SUMMARY                AZL[R] MID CAP INDEX FUND




AZL[R] MID CAP INDEX FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Mid Cap Index Fund seeks to match the performance of the Standard & Poor's MidCap 400[R] Index ("S&P 400 Index") as closely as possible.

The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2008, the market capitalizations of companies in the S&P 400 Index ranged from $87 million to $4.7 billion.

The Fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Principal Investment Risks" later in this prospectus for a more detailed discussion of these risks.

* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

* INDEX FUND RISK The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       4

RISK/RETURN SUMMARY                AZL[R] MID CAP INDEX FUND




PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The amount of Other Expenses is estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.25%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.10%
 Total Annual Fund Operating Expenses    0.60%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.60%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.60% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $61    $192


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       5

PRINCIPAL INVESTMENT RISKS




PRINCIPAL INVESTMENT RISKS
The following are general risks of investing in the Fund:

CAPITALIZATION RISK
* AZL    To the extent the Fund invests significantly in small and/or mid-capitalization companies, it may have capitalization risk.
  Mid    These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share
  Cap    prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than
  Index  those of larger, more established companies and, as a group, may suffer more severe price declines during periods of
  Fund   generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the Fund's investments will rise and fall based on investor perception rather than economic factors.

DERIVATIVES RISK
* AZL    The Fund listed may invest in derivatives. A derivative is a financial contract whose value depends on, or is derived from,
  Mid    the value of an underlying asset, reference rate, or risk. The Fund typically use derivatives as a substitute for taking a
  Cap    position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest
  Index  rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging
  Fund   risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, any Fund that invests derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument (for example, forward contracts and futures that are required to "cash settle") are not covered through ownership of the underlying security, financial instrument, or currency. For more information, see "Additional Information on Portfolio Instruments and Investment Policies
         - Derivative Instruments" in the Fund's' Statement of Additional Information.

    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       6

PRINCIPAL INVESTMENT RISKS




INDEX FUND RISK
* AZL    The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce
  Mid    the effects of any long-term periods of poor stock performance. The correlation between the performance of the Fund and the
  Cap    performance of the index may be affected by the Fund's expenses, changes in securities markets, selection of certain
  Index  securities for the portfolio to represent the index, changes in the composition of the index, and the timing of purchases
  Fund   and redemptions of Fund shares.

ISSUER RISK
         The value of a security may decline for a number of reasons that directly relate to the issuer, such as management
* AZL    performance, financial leverage, and reduced demand for the issuer's products or services.
  Mid
  Cap
  Index
  Fund

MARKET RISK
* AZL    The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may
  Mid    decline in value due to factors affecting securities markets generally or particular industries represented in the
  Cap    securities markets. The value of a security may decline due to general market conditions that are not specifically related
  Index  to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for
  Fund   corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those funds that invest in stocks of foreign companies, the value of the
         Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       7

MORE ABOUT THE FUND
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment in the Fund. The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Fund's investment strategies and risks may be found in the SAI (see back cover).

Unless otherwise indicated, any percentage limitation on the Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       8

FUND MANAGEMENT




FUND MANAGEMENT

THE MANAGER
Allianz Investment Management LLC serves as the Manager for the Fund pursuant to the terms of an investment management agreement. The Manager has signed a subadvisory agreement ("Subadvisory Agreement") with the Subadviser for portfolio management functions for the Fund. The Subadviser manages the portfolio securities of the Fund and provides additional services including research, selection of brokers and similar services. The Manager compensates the Subadviser for its services as provided in the Subadvisory Agreement. A discussion of the Board of Trustees' basis for approving the Fund's Investment Management Agreement with the Manager and the Subadvisory Agreement with the Subadviser will be available in the Fund's Annual Report for the year ended December 31, 2009, and is available in the Fund's Semi-Annual Report for the six-month period ended June 30, 2009.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees, and to a more limited extent, provides investment advice with regard to selection of individual portfolio securities. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. The Manager currently acts as Manager of all of the Funds of the Trust. The Manager's other clients are the Allianz Variable Insurance Products Fund of Funds Trust and two unregistered investment pools. As of December 31, 2008, the Manager had aggregate assets under management of $5.8 billion. The Manager monitors and reviews the activities of each of the Subadvisers.

Jeffrey W. Kletti is the portfolio manager of the Fund. Mr. Kletti is a Chartered Financial Analyst and joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 2000. Mr. Kletti served as senior vice president of the Manager from its inception in 2001 until he was elected its president in 2005. Previously, Mr. Kletti held positions with Fortis Financial Group, IAI Mutual Funds, and Kemper Financial Services.

The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


THE SUBADVISER OF THE FUND

SUBADVISER                                                                                                                   FUND(S)
BLACKROCK INVESTMENT MANAGEMENT, LLC ("BLACKROCK INVESTMENT") has its principal offices at 800 Scudders Mill Road,           AZL Mid
Plainsboro, NJ 08536. BlackRock Investment is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest     Cap
publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.31   Index
trillion in investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of Fund
The PNC Financial Services Group, Inc.

THE PORTFOLIO MANAGERS OF THE FUND
AZL MID CAP INDEX FUND
Debra Jelilian, Managing Director and portfolio manager, is a member of BlackRock's Quantitative Investments and Transition Management teams. She is responsible for index strategies and transition management. Ms. Jelilian's service with the firm dates back to 1999, including her years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, she was a member of the Quantitative Investments team, responsible for the management of MLIM's equity index portfolios and leading MLIM's transition management efforts in the Americas. She was also a member of the Quantitative Investment Committee. Prior to joining MLIM in 1999, she worked as a U.S. index fund manager for Bankers Trust, where she handled Bankers Trust's index fund transition management. Ms. Jelilian earned a BA degree in romance languages from Manhattanville College in 1990.


MORE INFORMATION ABOUT FUND MANAGEMENT
The Manager is a subsidiary of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of December 31, 2008,



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       9

FUND MANAGEMENT



Allianz SE had third-party assets under management of $991 billion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.

The SAI has more detailed information about the Manager, the Subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.


DUTIES OF THE MANAGER AND SUBADVISER
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the Fund and the selection of Subadvisers and advises on the Fund's investment policies. The Subadviser determines which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Subadviser, and generally oversees the services provided to the Fund by its administrator, custodian and other service providers. Further information about the Subadviser is included in the SAI.

The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.

The Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with the Subadviser without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. The Fund is relying on the order, the Manager may:
* hire one or more subadvisers;
* change subadvisers; and
* reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Subadviser and recommend its hiring, termination and replacement. The Fund will not rely on the order until it receives approval from:
* its shareholders; or
* the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.


PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, the Fund is available as underlying investment options of variable annuity contracts and variable life insurance policies (the "Products") offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Fund, these products include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Products. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Fund, as a result of including the Fund in the Products. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Products.

OTHER ADMINISTRATIVE SERVICES
The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Fund and the Nonproprietary Funds, that are available under the Products. The Affiliated Insurance Companies may receive payment for these services.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       10

FUND MANAGEMENT




TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY CONTRACTS
The Fund may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your variable annuity contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector, Investment Protector, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Fund, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Fund, that is affected by transfers under the Transfer Supported Features.


LEGAL PROCEEDINGS
As of April 27, 2009 the Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Fund, the Manager or the principal underwriter is a party.

BlackRock Investment Management, LLC is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Investment Management, LLC provides to its clients.


THE ADMINISTRATOR
Citi Fund Services Ohio, Inc. ("CFSO"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's' administrator, transfer agent and fund accountant. Administrative services of CFSO include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.


THE DISTRIBUTOR
Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Fund's' distributor. ALFS is affiliated with the Manager.

OTHER DISTRIBUTION SERVICES
The Affiliated Insurance Companies may make payments for distribution services to other companies, including their affiliates, to provide certain distribution related services for the Fund. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.


THE CUSTODIAN
The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon replaced The Northern Trust Company as custodian. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Dreyfus Corporation.

The SAI provides additional information about the services provided to the Fund.


DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       11

SHAREHOLDER INFORMATION




SHAREHOLDER INFORMATION

PRICING OF THE FUND SHARES
The price of the fund shares is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

    NAV = (Total Assets - Liabilities) {divide} Number of Shares Outstanding

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Fund are generally valued at current market prices. Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Fund's Trustees.

Foreign securities held by the Fund are valued on a daily basis using a fair valuation program approved by the Fund's Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by the Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of the Fund may be significantly affected on days when investors cannot buy or sell shares.

PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Fund directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Fund.

Orders for the purchase and redemption of shares of the Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Fund within 7 days after the request is received.

The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Fund does not assess any fees when they sell or redeem their shares.

The right of purchase and redemption of the Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

The Fund currently does not foresee any disadvantages to investors if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       12

SHAREHOLDER INFORMATION



owners of annuity contracts and insurance policies for which the Fund serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING
The Board of Trustees has adopted a policy that the Fund will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact the Fund's performance by preventing portfolio managers from fully investing the assets of the Fund, diluting the value of shares, or increasing the Fund's transaction costs. To the extent that the Fund has significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those funds than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in subaccounts of affiliated insurance companies. Because the Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

As required by SEC rules, the Fund has entered into agreements with its financial intermediaries, including the affiliated insurance companies, whereby the Fund or its agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Fund. If the Fund detects market timing activities either at the omnibus or individual account level, the Fund may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Fund.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of the Fund.

DISTRIBUTION (12B-1) FEES
Distribution fees ("12b-1 fees") compensate the Distributor and affiliates of Allianz Life Insurance Company of North America for services and expenses relating to the distribution of the Fund's shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund pays an annual 12b-1 fee in the maximum amount of 0.25% of their average daily net assets.


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       13

SHAREHOLDER INFORMATION



DIVIDENDS, DISTRIBUTIONS, AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the AZL Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.


FINANCIAL HIGHLIGHTS
Financial highlights are not presented because the Fund had not commenced operations as of December 31, 2008.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       14

THIS PROSPECTUS IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A VARIABLE PRODUCT PROSPECTUS.


FOR MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

PROXY VOTING RECORDS
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:

SHAREHOLDER  Contact a broker or investment adviser that sells         Contact the Fund  Access the Allianz Life website at:
REPORTS AND  products that offer the Fund.                             at:               HTTPS://WWW.ALLIANZLIFE.COM
THE SAI                                                                3435 STELZER
                                                                       ROAD, COLUMBUS,
                                                                       OHIO 43219
                                                                       (TOLL-FREE) 1-
                                                                       877-833-7113
PROXY VOTING Access the Allianz Life website at: HTTPS://WWW.ALLIANZLIFE.COM
RECORDS

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.

The SEC charges a fee to copy any documents.







Investment Company Act file no. 811-09491






             ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

              AZL[R] VAN KAMPEN MID CAP GROWTH FUND



PROSPECTUS DATED APRIL 27, 2009
REVISED OCTOBER 26, 2009

ALLIANZ INVESTMENT MANAGEMENT LLC (THE "MANAGER")
Shares of AZL Van Kampen Mid Cap Growth Fund (the "Fund") are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Fund in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Fund.

QUESTIONS?
CALL TOLL FREE AT 1-877-833-7113 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on the Fund not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

"AZL" is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.



             Not FDIC Insured * May Lose Value * No Bank Guarantee


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009

TABLE OF CONTENTS                                         ALLIANZ VIP FUNDS




TABLE OF CONTENTS

Overview............................3
  AZL[R] Van Kampen Mid Cap Growth Fund4

Principal Investment Risks..........8

More About the Fund................12

Fund Management....................13
  The Manager......................13
  The Subadvisers of the Funds.....13
  The Portfolio Managers of the Funds14
  More Information About Fund Management14
  Duties of the Manager and Subadvisers14
  Payments to Affiliated Insurance Companies15
  Transfer Supported Features of Certain Annuity Contracts15
  Management Fees..................16
  Legal Proceedings................17
  The Administrator................17
  The Distributor..................17
  The Custodian....................17

Shareholder Information............18
  Pricing of The Fund Shares.......18
  Purchase and Redemption of Shares18
  Market Timing....................19
  Distribution (12b-1) Fees........19
  Dividends, Distributions, and Taxes20

Financial Highlights...............21


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       2

OVERVIEW                                                  ALLIANZ VIP FUNDS




OVERVIEW
The Allianz Variable Insurance Products Trust (the "VIP Trust") consists of 24 separate investment portfolios (together, the "Funds," "VIP Funds" or "Allianz VIP Funds," and each individually, a "Fund," "VIP Fund," or "Allianz VIP Fund"). Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board" the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Investment Management LLC (the "Manager"), which in turn has retained certain asset management firms (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of owners of variable annuity contracts and variable life insurance policies who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.


Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the Subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. The Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of the Fund's outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.
The following is a summary of certain key information that describes the Fund's objectives, principal investment strategies, principal investment risks and certain performance information.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       3

RISK/RETURN SUMMARY    AZL[R] VAN KAMPEN MID CAP GROWTH FUND




AZL[R] VAN KAMPEN MID CAP GROWTH FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Mid Cap Growth Fund is to seek capital growth.

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks and other equity securities of mid capitalization growth companies. The Fund considers mid capitalization companies to be those that, at the time of purchase, have market capitalizations within the range of the Russell Midcap Growth Index. At February 28, 2009, the median market cap of the Russell Midcap Growth Index was $2.2 billion. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities.

The Fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Fund generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. In addition, the Fund may enter into various currency transactions, such as currency forward contracts and currency futures contracts.

The Fund may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities, primarily through ownership of depositary receipts.

The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Principal Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       4

RISK/RETURN SUMMARY    AZL[R] VAN KAMPEN MID CAP GROWTH FUND



* CONVERTIBLE SECURITIES RISK The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                               THIS FUND MAY NOT BE
                                                                                                          APPROPRIATE FOR SOMEONE:
* Seeking capital growth over the long-term                                                               * Seeking safety of
                                                                                                            principal
* Not seeking current income from their investment                                                        * Investing for the
                                                                                                            short-term or investing
                                                                                                            emergency reserves
* Able to withstand substantial volatility in the value of their shares of the Fund                       * Looking primarily for
                                                                                                            regular income
* Wishing to add to their investment portfolio a fund that emphasizes a growth style of investing in common stocks and other equity securities

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       5

RISK/RETURN SUMMARY    AZL[R] VAN KAMPEN MID CAP GROWTH FUND

[BAR CHART GRAPHIC - 2002: -24.25%, 2003: 28,43%, 2004: 21.23%, 2005: 17.54%,
                     2006: 9.21%, 2007: 22.19%, 2008: -48.52%]


PERFORMANCE BAR CHART AND TABLE

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 13.46%
 Lowest (Q4, 2008)  -28.50%

AVERAGE ANNUAL TOTAL RETURNS

                                   INCEPTION ONE YEAR ENDED DECEMBER 31, 2008 FIVE YEARS ENDED DECEMBER 31, 2008 SINCE INCEPTION
AZL Van Kampen Mid Cap Growth Fund 5/1/2001              -48.52%                            -0.43%                   -1.15%
Russell MidCap Growth Index                              -44.32%                            -2.33%                   -2.23%

The Fund's performance is compared to the Russell MidCap Growth Index, an unmanaged index which measures the performance individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.




    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       6

RISK/RETURN SUMMARY    AZL[R] VAN KAMPEN MID CAP GROWTH FUND




FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.80%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.10%
 Total Annual Fund Operating Expenses       1.15%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.15%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.80% on the first $100 million of assets and 0.75% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time after April 30, 2010. If the voluntary management fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.30% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $117   $365    $633    $1,398


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       7

PRINCIPAL INVESTMENT RISKS




PRINCIPAL INVESTMENT RISKS
The following are general risks of investing in the Funds:


CAPITALIZATION RISK
* AZL Van To the extent the Fund invests significantly in small and/or mid-capitalization companies, it may have capitalization
  Kampen  risk. These companies may present additional risk because they have less predictable earnings or no earnings, more
  Mid Cap volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in
  Growth  value more than those of larger, more established companies and, as a group, may suffer more severe price declines during
  Fund    periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the Fund's investments will rise and fall based on investor perception rather than economic factors.


CONVERTIBLE SECURITIES RISK
* AZL Van The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the
  Kampen  risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which
  Mid Cap these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and
  Growth  dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an
  Fund    issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       8

PRINCIPAL INVESTMENT RISKS




CURRENCY RISK
* AZL   Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that
Van     those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S.
Kampen  dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate
Mid Cap significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or
Growth  failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the
Fund    International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the Fund.

DERIVATIVES RISK
* AZL Van The Funds listed may invest in derivatives. A derivative is a financial contract whose value depends on, or is derived
  Kampen  from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for
  Mid Cap taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as
  Growth  interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve
  Fund    leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, any Fund that invests derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument (for example, forward contracts and futures that are required to "cash settle") are not covered through ownership of the underlying security, financial instrument, or currency. For more information, see "Additional Information on Portfolio Instruments and Investment
          Policies - Derivative Instruments" in the Funds' Statement of Additional Information.


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       9

PRINCIPAL INVESTMENT RISKS




EMERGING MARKETS RISK
* AZL Van In addition to the risks described under "Foreign Risk", issuers in emerging markets may present greater risk than
  Kampen  investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may
  Mid Cap make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of
  Growth  companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not
  Fund    receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

FOREIGN RISK
          Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning
* AZL Van securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as
  Kampen  adverse political, social and economic developments affecting a foreign country, including the risk of nationalization,
  Mid Cap expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and
  Growth  more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present
  Fund    in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

GROWTH STOCKS RISK
* AZL Van The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock
  Kampen  market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic
  Mid Cap uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend
  Growth  income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain
  Fund    sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       10

PRINCIPAL INVESTMENT RISKS




ISSUER RISK
* AZL Van The value of a security may decline for a number of reasons that directly relate to the issuer, such as management
  Kampen  performance, financial leverage, and reduced demand for the issuer's products or services.
  Mid Cap
  Growth
  Fund

MARKET RISK
* AZL Van The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may
  Kampen  decline in value due to factors affecting securities markets generally or particular industries represented in the
  Mid Cap securities markets. The value of a security may decline due to general market conditions that are not specifically related
  Growth  to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for
  Fund    corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those Funds that invest in stocks of foreign companies, the value of the
          Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

REAL ESTATE INVESTMENTS RISK
* AZL Van The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and
  Kampen  property management which can be affected by many factors, including national and regional economic conditions.
  Mid Cap
  Growth
  Fund

SELECTION RISK (ALSO KNOWN AS "MANAGEMENT RISK")
* AZL Van The Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the Fund's
  Kampen  assets. The investment approach of some Funds emphasizes buying and holding securities, even through adverse markets,
  Mid Cap while the investment approach of other Funds emphasizes frequent trading in order to take advantage of short-term market
  Growth  movements. However, there can be no guarantee they will produce the desired results and poor security selection may cause
  Fund    the Fund to underperform its benchmark index or other funds with similar investment objectives.


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       11



MORE ABOUT THE FUND
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund. The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Fund's investment strategies and risks may be found in the SAI (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       12

FUND MANAGEMENT




FUND MANAGEMENT

THE MANAGER
Allianz Investment Management LLC serves as the Manager for the Fund pursuant to the terms of an investment management agreement. The Manager has signed a subadvisory agreement ("Subadvisory Agreement") with the Subadviser for portfolio management functions for the Fund. The Subadviser manages the portfolio securities of the Fund and provides additional services including research, selection of brokers and similar services. The Manager compensates the Subadviser for their services as provided in the Subadvisory Agreement. A discussion of the Board of Trustees' basis for approving the Fund's Investment Management Agreement with the Manager and the Subadvisory Agreement with the Subadviser is available in the Fund's Annual Report for the year ended December 31, 2008, and is available in the Fund's Semi-Annual Report for the six-month period ended June 30, 2009.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees, and to a more limited extent, provides investment advice with regard to selection of individual portfolio securities. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. The Manager currently acts as Manager of all of the Funds of the Trust. The Manager's other clients are the Allianz Variable Insurance Products Fund of Funds Trust and two unregistered investment pools. As of December 31, 2008, the Manager had aggregate assets under management of $5.8 billion. The Manager monitors and reviews the activities of each of the Subadvisers.

Jeffrey W. Kletti is the portfolio manager of the Fund. Mr. Kletti is a Chartered Financial Analyst and joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 2000. Mr. Kletti served as senior vice president of the Manager from its inception in 2001 until he was elected its president in 2005. Previously, Mr. Kletti held positions with Fortis Financial Group, IAI Mutual Funds, and Kemper Financial Services.

The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


THE SUBADVISERS OF THE FUNDS

SUBADVISER                                                                                                                   FUND(S)
VAN KAMPEN ASSET MANAGEMENT ("VKAM") is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen") and was      AZL Van
founded in 1927. Van Kampen, together with its affiliated asset management companies, had approximately $404.2 billion under Kampen
management or supervision as of December 31, 2008. Van Kampen is a wholly-owned subsidiary of MSAM Holdings II, Inc. which   Mid Cap
is a wholly-owned subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management are located at 522 Fifth Avenue,  Growth
New York, NY 10036.                                                                                                          Fund
On October 19, 2009, Invesco Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of Morgan Stanley Investment Management Inc. The transaction includes a sale of the part of the asset management business that subadvises AZL Van Kampen Equity and Income Fund and AZL Van Kampen Growth and Income Fund. The
transaction is subject to certain approvals and other conditions to closing, and is currently expected to close on or about
May 31, 2010. Upon closing, all subadvisory agreements between the Manager and VKAM are expected to terminate. It is anticipated that, upon a closing, new subadvisory agreements will be entered into (i) with Invesco Advisors, Inc. with respect to AZL Van Kampen Equity and Income Fund and AZL Van Kampen Growth and Income Fund, and (ii) with an affiliate of
Morgan Stanley with respect to AZL Van Kampen Global Real Estate Fund, AZL Van Kampen International Equity Fund and AZL Van
Kampen Mid Cap Growth Fund.


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       13

FUND MANAGEMENT




THE PORTFOLIO MANAGERS OF THE FUNDS
AZL VAN KAMPEN MID CAP GROWTH FUND
The Fund's portfolio is managed within the Subadviser's Growth Team. The Current members of the team include Dennis Lynch, David Cohen, and Sam Chainani, Managing Directors of the Subadviser, and Alexander Norton, Jason Yeung, and Armistead Nash Executive Directors of the Subadviser.

Dennis Lynch is the lead portfolio manager of the Fund. David Cohen, Sam Chainani, Alex Norton and Jason Yeung are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund. The team manages their funds in 5 primary strategies.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.



THE VAN KAMPEN PORTFOLIO MANAGERS:
* Sam Chainani has worked for the Subadviser since 1996 and has managed the AZL Van Kampen Mid Cap Growth since 2004.
* David Cohen has worked for the Subadviser since 1993 and has managed the AZL Van Kampen Mid Cap Growth Fund since 2003.
* Dennis Lynch, who is the Fund's lead portfolio manager, has worked for the Subadviser since 1998 and has managed the AZL Van Kampen Mid Cap Growth Fund since 2003.
* Alexander Norton has worked for the Subadviser since 2000 and has managed the AZL Van Kampen Mid Cap Growth Fund since July 2005.
* Jason Yeung has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Mid Cap Growth Fund since September 2007.
o Armistead Nash has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Mid Cap Growth Fund since September 2008.



MORE INFORMATION ABOUT FUND MANAGEMENT
The Manager is a subsidiary of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of December 31, 2008, Allianz SE had third-party assets under management of $991 billion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.

The SAI has more detailed information about the Manager, the Subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.


DUTIES OF THE MANAGER AND SUBADVISERS
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the Fund and the selection of Subadvisers and advises on the Fund's investment policies. The Subadviser determines which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Subadviser, and generally oversees the services provided to the Fund by its administrator, custodian and other service providers. Further information about the Subadviser is included in the SAI.

The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       14

FUND MANAGEMENT





The Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with the Subadviser without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. The Fund is relying on the order, the Manager may:
* hire one or more subadvisers;
* change subadvisers; and
* reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Subadviser and recommend its hiring, termination and replacement. The Fund will not rely on the order until it receives approval from:
* its shareholders; or
* the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.


PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, the Fund is available as underlying investment options of variable annuity contracts and variable life insurance policies (the "Products") offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Fund, these products include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Products. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Fund, as a result of including the Fund in the Products. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Products.

OTHER ADMINISTRATIVE SERVICES
The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Fund and the Nonproprietary Funds, that are available under the Products. The Affiliated Insurance Companies may receive payment for these services.


TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY CONTRACTS
The Fund may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your variable annuity contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector, Investment Protector, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Fund, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Fund, that is affected by transfers under the Transfer Supported Features.



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       15

FUND MANAGEMENT






MANAGEMENT FEES
The Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2008 at the annual rate shown on the following table, before and after fee waivers:

                                     PERCENTAGE OF AVERAGE     PERCENTAGE OF AVERAGE
                                   NET ASSETS AS OF 12/31/08 NET ASSETS AS OF 12/31/08
                                      BEFORE FEE WAIVERS         AFTER FEE WAIVERS
AZL Van Kampen Mid Cap Growth Fund           0.80%                     0.76%




    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       16

FUND MANAGEMENT




LEGAL PROCEEDINGS
As of April 27, 2009 the Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the principal underwriter is a party.

VAN KAMPEN ASSET MANAGEMENT (MORGAN STANLEY)
Morgan Stanley discloses pending litigation that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the "Commission"). For information regarding such litigation, please refer to the information under Part I, Item 3 in Morgan Stanley's Form 10-K (File No. 1-11758) with respect to the fiscal year ended November 30, 2008, as filed with the Commission.

With respect to Van Kampen, no material items were reported on Morgan Stanley's Form 10-K for the fiscal year ended November 30, 2008.


THE ADMINISTRATOR
Citi Fund Services Ohio, Inc. ("CFSO"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator, transfer agent and fund accountant. Administrative services of CFSO include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.


THE DISTRIBUTOR
Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Fund's' distributor. ALFS is affiliated with the Manager.

OTHER DISTRIBUTION SERVICES
The Affiliated Insurance Companies may make payments for distribution services to other companies, including their affiliates, to provide certain distribution related services for the Fund. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.


THE CUSTODIAN
The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon replaced The Northern Trust Company as custodian. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Dreyfus Corporation.

The SAI provides additional information about the services provided to the Fund.


DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.





    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       17

SHAREHOLDER INFORMATION




SHAREHOLDER INFORMATION

PRICING OF THE FUND SHARES
The price of the fund shares is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

    NAV = (Total Assets - Liabilities) {divide} Number of Shares Outstanding

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Fund are generally valued at current market prices. Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Fund's Trustees.

Foreign securities held by the Fund are valued on a daily basis using a fair valuation program approved by the Fund's Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by the Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of the Fund may be significantly affected on days when investors cannot buy or sell shares.

PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Fund directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Fund.

Orders for the purchase and redemption of shares of the Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Fund within 7 days after the request is received.

The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Fund does not assess any fees when they sell or redeem their shares.

The right of purchase and redemption of the Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

The Fund currently does not foresee any disadvantages to investors if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of



    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       18

SHAREHOLDER INFORMATION



owners of annuity contracts and insurance policies for which the Fund serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING
The Board of Trustees has adopted a policy that the Fund will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact the Fund's performance by preventing portfolio managers from fully investing the assets of the Fund, diluting the value of shares, or increasing the Fund's transaction costs. To the extent that the Fund has significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those funds than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in subaccounts of affiliated insurance companies. Because the Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

As required by SEC rules, the Fund has entered into agreements with its financial intermediaries, including the affiliated insurance companies, whereby the Fund or its agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Fund. If the Fund detects market timing activities either at the omnibus or individual account level, the Fund may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Fund.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of the Fund.

DISTRIBUTION (12B-1) FEES
Distribution fees ("12b-1 fees") compensate the Distributor and affiliates of Allianz Life Insurance Company of North America for services and expenses relating to the distribution of the Fund's shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund pays an annual 12b-1 fee in the maximum amount of 0.25% of their average daily net assets.


    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       19

SHAREHOLDER INFORMATION



DIVIDENDS, DISTRIBUTIONS, AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the AZL Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.





    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       20

FINANCIAL HIGHLIGHTS




FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833 7113.



AZL VAN KAMPEN MID CAP GROWTH FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                     2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD.                              $ 15.59    $ 13.48   $ 12.75   $ 10.95   $ 9.35
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ........                                -(a)       0.03      -(a)      (0.05)    (0.06)
Net Realized and Unrealized Gains/(Losses) on Investments            (7.01)     2.89      1.14      1.97      1.99
Total from Investment Activities.....                                (7.01)     2.92      1.14      1.92      1.93
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income................                                (0.03)     -(a)      -         -         -
Net Realized Gains                                                   (1.69)     (0.81)    (0.41)    (0.12)    (0.33)
Return of Capital                                                    (0.01)     -         -         -         -
Total Dividends                                                      (1.73)     (0.81)    (0.41)    (0.12)    (0.33)
NET ASSET VALUE, END OF PERIOD.......                              $ 6.85     $ 15.59   $ 13.48   $ 12.75   $ 10.95
TOTAL RETURN(b)                                                      (48.52)%   22.19%    9.21%     17.54%    21.23%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ..                              $ 229,647  $ 559,566 $ 305,006 $ 228,828 $ 90,010
Net Investment Income/(Loss) ........                                (0.07)%    0.31%     0.04%     (0.63)%   (0.77)%
Expenses Before Reductions(c)........                                1.15%      1.18%     1.21%     1.30%     1.32%
Expenses Net of Reductions...........                                1.10%      1.12%     1.16%     1.24%     1.27%
Expenses Net of Reductions, excluding expenses paid indirectly(d)    1.11%      1.14%     1.18%     1.30%     N/A
Portfolio Turnover Rate..............                                41.17%     72.41%    70.25%    83.78%    123.60%

(a) Amount less than $0.005.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.




    The Allianz Variable Insurance Products Trust - Prospectus
           - April 27, 2009, as revised October 26, 2009
                                       21

THIS PROSPECTUS IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A VARIABLE PRODUCT PROSPECTUS.


FOR MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

PROXY VOTING RECORDS
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:

SHAREHOLDER  Contact a broker or investment adviser that sells         Contact the Fund  Access the Allianz Life website at:
REPORTS AND  products that offer the Fund.                             at:               HTTPS://WWW.ALLIANZLIFE.COM
THE SAI                                                                3435 STELZER
                                                                       ROAD, COLUMBUS,
                                                                       OHIO 43219
                                                                       (TOLL-FREE) 1-
                                                                       877-833-7113
PROXY VOTING Access the Allianz Life website at: HTTPS://WWW.ALLIANZLIFE.COM
RECORDS

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.

The SEC charges a fee to copy any documents.







Investment Company Act file no. 811-09491